united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	UNAFFILIATED TRADING COMPANIES - 5.0%
32,858	ISAM Systematic Program Class ISAM (a,b) *			$ 6,411,860
105,033	Winton Diversified Trading Program Class WNTN (a,b) *			21,875,025
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $30,928,548)			28,286,885
Principal Amount ($)			Maturity
	STRUCTURED NOTE - 4.8%
$ 98,600	Barclays Bank PLC Linked Note (a,b) * (Cost $12,444,990)		1/28/2017	27,006,713
		Yield
	BONDS & NOTES - 68.8%
	ADVERTISING - 0.0% ^
55,000	Omnicom Group, Inc.	3.6000	4/15/2026	56,340
90,000	Omnicom Group, Inc.	3.6250	5/1/2022	94,477
				150,817
	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co.	6.8750	3/15/2039	128,396
145,000	Lockheed Martin Corp.	4.7000	5/15/2046	162,129
35,000	TransDigm, Inc.	6.0000	7/15/2022	34,869
365,000	United Technologies Corp. (f)	1.7780	5/4/2018	365,850
				691,244
	AGRICULTURE - 0.1%
251,000	Philip Morris International, Inc.	5.6500	5/16/2018	274,419
250,000	Reynolds American, Inc.	3.2500	6/12/2020	261,439
145,000	Reynolds American, Inc.	4.0000	6/12/2022	157,572
				693,430
	AIRLINES - 0.1%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.	8.3750	5/10/2020	157,000
400,000	Latam Airlines Group SA (c)	7.2500	6/9/2020	368,000
				525,000
	APPAREL - 0.0% ^
15,000	Levi Strauss & Co.	5.0000	5/1/2025	15,150

	AUTO MANUFACTURERS - 0.3%
340,000	American Honda Finance Corp.	1.7000	2/22/2019	342,824
400,000	Daimler Finance North America LLC. (c)	1.6500	3/2/2018	400,480
115,000	Ford Motor Co.	7.4500	7/16/2031	149,827
75,000	General Motors Financial Co., Inc.	3.2000	7/13/2020	74,832
110,000	General Motors Financial Co., Inc.	4.2000	3/1/2021	113,616
380,000	Toyota Motor Credit Corp.	1.5500	7/13/2018	383,387
190,000	Toyota Motor Credit Corp.	1.7000	2/19/2019	191,773
				1,656,739
	AUTO PARTS & EQUIPMENT - 0.0% ^
20,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	20,750
10,000	Dana Holding Corp.	5.5000	12/15/2024	9,450
42,000	Delphi Automotive PLC	4.2500	1/15/2026	43,840
106,000	Delphi Corp.	4.1500	3/15/2024	108,992
25,000	Goodyear Tire & Rubber Co.	5.1250	11/15/2023	25,562
				208,594
	BANKS - 3.8%
300,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	309,000
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	412,000
250,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	278,787
600,000	Banco Continental SAECA	8.8750	10/15/2017	606,000
300,000	Banco de Chile	6.2500	6/15/2016	302,923
400,000	Banco de Costa Rica	5.2500	8/12/2018	405,000
100,000	Banco de Credito del Peru (c)	2.7500	1/9/2018	100,750
300,000	Banco de Credito del Peru	2.7500	1/9/2018	302,250
300,000	Banco do Brasil SA (c,d)	9.0000	Perpetual	208,200
450,000	Banco GNB Sudameris SA	3.8750	5/2/2018	442,350
800,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	804,000
400,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	398,000
200,000	Banco Regional SAECA	8.1250	1/24/2019	205,600
150,000	Banco Regional SAECA	8.1250	1/24/2019	154,200
1,000,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	1,031,500
550,000	Bancolombia SA	6.1250	7/26/2020	580,085
690,000	Bank of America Corp.	2.0000	1/11/2018	692,841
370,000	Bank of Montreal	1.8000	7/31/2018	371,482
150,000	Bank of Montreal	2.3750	1/25/2019	152,875
300,000	BB&T Corp.	2.1500	3/22/2017	302,964
80,000	BB&T Corp.	2.2500	2/1/2019	81,361
145,000	BB&T Corp.	2.4500	1/15/2020	147,514
800,000	BBVA Bancomer SA (d)	6.0080	5/17/2022	810,000
490,000	Citigroup, Inc.	2.0500	12/7/2018	492,054
140,000	Citigroup, Inc.	2.6500	10/26/2020	141,320
75,000	Citigroup, Inc.	2.7000	3/30/2021	75,547
1,000,000	Corp Financiera de Desarrollo SA	3.2500	7/15/2019	1,017,500
250,000	CorpGroup Banking SA	6.7500	3/15/2023	233,125
900,000	DBS Bank Ltd. (d)	3.6250	9/21/2022	921,852
500,000	Global Bank Corp.	4.7500	10/5/2017	505,625
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	203,000
400,000	Global Bank Corp.	5.1250	10/30/2019	406,000
150,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	152,637
360,000	Goldman Sachs Group, Inc.	2.9000	7/19/2018	368,406
200,000	Grupo Aval Ltd.	4.7500	9/26/2022	187,000
750,000	Grupo Aval Ltd.	4.7500	9/26/2022	699,375
200,000	Grupo Aval Ltd.	5.2500	2/1/2017	204,250
300,000	Grupo Elektra SAB DE CV	7.2500	8/6/2018	291,000
200,000	Industrial Senior Trust	5.5000	11/1/2022	191,500
529,000	Itau CorpBanca	3.8750	9/22/2019	541,780
355,000	JPMorgan Chase & Co.	2.2500	1/23/2020	357,808
147,000	JPMorgan Chase & Co.	2.5500	10/29/2020	148,980
145,000	JPMorgan Chase & Co.	4.2500	10/1/2027	150,819
455,000	Morgan Stanley	2.4500	2/1/2019	461,730
145,000	Morgan Stanley	2.6500	1/27/2020	147,144
145,000	Morgan Stanley	3.8750	1/27/2026	151,265
900,000	Oversea-Chinese Banking (d)	4.0000	10/15/2024	934,506
145,000	PNC Funding Corp.	3.3000	3/8/2022	151,801
400,000	Royal Bank of Canada	2.0000	12/10/2018	403,889
60,000	Royal Bank of Canada	2.5000	1/19/2021	61,274
110,000	State Street Corp.	3.5500	8/18/2025	117,042
145,000	Sumitomo Mitsui Financial Group, Inc.	2.9340	3/9/2021	147,781
550,000	Toronto-Dominion Bank	1.7500	7/23/2018	552,316
800,000	United Overseas Bank Ltd. (d)	3.7500	9/19/2024	824,064
285,000	Wells Fargo & Co.	1.5000	1/16/2018	286,674
85,000	Wells Fargo & Co.	2.1000	5/8/2017	85,969
280,000	Wells Fargo & Co.	3.5500	9/29/2025	293,543
370,000	Westpac Banking Corp.	1.9500	11/23/2018	373,136
160,000	Westpac Banking Corp.	2.6000	11/23/2020	163,043
				21,544,437
	BEVERAGES - 0.3%
150,000	Ajecorp BV	6.5000	5/14/2022	63,000
405,000	Anheuser-Bush InBev Finance, Inc.	1.9000	2/1/2019	410,783
80,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	89,405
300,000	Central American Bottling Corp.	6.7500	2/9/2022	315,750
75,000	Coca-Cola Co.	1.6500	11/1/2018	76,373
75,000	Coca-Cola Co.	1.8750	10/27/2020	76,172
75,000	PepsiCo., Inc.	1.5000	2/22/2019	75,891
215,000	PepsiCo., Inc.	2.1500	10/14/2020	220,418
				1,327,792
	BIOTECHNOLOGY - 0.1%
360,000	Celgene Corp.	2.1250	8/15/2018	364,077
75,000	Celgene Corp.	3.8750	8/15/2025	78,820
				442,897
	BUILDING MATERIALS - 0.3%
200,000	Cemex SAB de CV (d)	5.3720	10/15/2018	199,000
200,000	CIMPOR Financial Operations BV	5.7500	7/17/2024	145,000
600,000	Grupo Cementos de Chihuahua SAB deCV	8.1250	2/8/2020	621,000
400,000	Union Andina de Cementos SAA	5.8750	10/30/2021	401,000
				1,366,000
	CHEMICALS - 0.4%
25,000	Ashland, Inc.	4.7500	8/15/2022	25,375
200,000	Grupo Idesa SA de CV	7.8750	12/18/2020	194,250
600,000	Grupo Idesa SA de CV	7.8750	12/18/2020	582,750
200,000	Sociedad Quimica y Minera de Chile SA	4.3750	1/28/2025	188,000
400,000	Sociedad Quimica y Minera de Chile SA	5.5000	4/21/2020	414,300
600,000	Sociedad Quimica y Minera de Chile SA	6.1250	4/15/2016	599,742
				2,004,417
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.7%
	U.S. GOVERNMENT AGENCY - 6.8%
461,159	Fannie Mae REMICS 2005-2 S (d)	6.1670	2/25/2035	91,205
4,193,136	Fannie Mae REMICS 2005-104 NI (d)	6.2670	3/25/2035	459,377
851,397	Fannie Mae REMICS 2006-99 AS (d)	6.1470	10/25/2036	178,224
532,611	Fannie Mae REMICS 2006-119 PS (d)	6.2670	12/25/2036	86,965
894,430	Fannie Mae REMICS 2006-126 CS (d)	6.2670	1/25/2037	161,365
555,879	Fannie Mae REMICS 2009-41 ZA	4.5000	6/25/2039	587,485
598,226	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	631,184
54,779	Fannie Mae REMICS 2010-57 DP	4.0000	8/25/2039	55,409
641,617	Fannie Mae REMICS 2010-76 ZK	4.5000	7/25/2040	703,993
482,868	Fannie Mae REMICS 2010-115 SE (d)	5.5670	10/25/2040	91,590
319,076	Fannie Mae REMICS 2010-134 CS (d)	6.2470	12/25/2025	48,422
319,076	Fannie Mae REMICS 2010-134 SE (d)	6.2170	12/25/2025	44,167
445,207	Fannie Mae REMICS 2010-142 SC (d)	6.1670	12/25/2040	95,138
281,765	Fannie Mae REMICS 2011-18 UZ	4.0000	3/25/2041	294,608
521,259	Fannie Mae REMICS 2011-74 KL	5.0000	6/25/2040	578,349
1,055,541	Fannie Mae REMICS 2011-93 ES (d)	6.0670	9/25/2041	217,408
498,617	Fannie Mae REMICS 2011-111 EZ	5.0000	11/25/2041	566,224
1,858,278	Fannie Mae REMICS 2012-3 DS (d)	5.5170	2/25/2042	301,988
3,177,840	Fannie Mae REMICS 2012-103 ZP	3.0000	9/25/2042	3,182,939
1,522,873	Fannie Mae REMICS 2013-74 YS (d)	5.3505	7/25/2043	1,451,618
44,533	Fannie Mae REMICS 2013-115 NS (d)	10.8453	11/25/2043	45,138
778,759	Fannie Mae REMICS 2013-122 DS (d)	4.8804	7/25/2043	684,401
1,641,836	Fannie Mae REMICS 2014-73 PS (d)	5.7670	11/25/2044	293,742
2,959,355	Fannie Mae REMICS 2015-95 AP	3.0000	8/25/2042	3,061,487
511,906	Freddie Mac REMICS 2663 ZP	5.0000	8/15/2033	566,547
187,954	Freddie Mac REMICS 2909 Z	5.0000	12/15/2034	208,074
372,395	Freddie Mac REMICS 3257 SI (d)	5.8838	12/15/2036	71,537
1,413,137	Freddie Mac REMICS 3404 SA (d)	5.5638	1/15/2038	250,196
1,279,979	Freddie Mac REMICS 3753 SB (d)	5.5638	11/15/2040	250,181
437,659	Freddie Mac REMICS 3770 SP (d)	6.0638	11/15/2040	52,251
2,038,625	Freddie Mac REMICS 3792 SE (d)	8.9876	1/15/2041	2,149,612
226,323	Freddie Mac REMICS 3818 JA	4.5000	1/15/2040	235,882
752,322	Freddie Mac REMICS 3926 FS (d)	6.1438	9/15/2041	184,080
581,758	Freddie Mac REMICS 3957 DZ	3.5000	11/15/2041	600,970
378,079	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	413,106
1,604,125	Freddie Mac REMICS 3984 DS (d)	5.5138	1/15/2042	264,540
1,177,109	Freddie Mac REMICS 3998 AZ	4.0000	2/15/2042	1,292,863
867,081	Freddie Mac REMICS 4229 MS (d)	6.9367	7/15/2043	877,051
4,396,109	Freddie Mac REMICS 4255 GS (d)	5.7138	9/15/2043	810,531
1,135,425	Freddie Mac REMICS 4291 MS (d)	5.4638	1/15/2054	195,591
4,392,514	Freddie Mac REMICS 4314 MS (d)	5.6638	7/15/2043	608,828
1,670,215	Freddie Mac REMICS 4391 MA	3.0000	7/15/2040	1,741,293
2,507,697	Freddie Mac REMICS 4407 PS (d)	5.1638	6/15/2044	424,343
5,283,213	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,657,237
3,496,999	Government National Mortgage Association 2010-35 DS (d)	5.2479	3/20/2040	492,816
5,350,539	Government National Mortgage Association 2010-121 SE (d)	5.5679	9/20/2040	824,905
3,482,734	Government National Mortgage Association 2011-69 SC (d)	4.9479	5/20/2041	457,133
3,331,365	Government National Mortgage Association 2013-102 BS (d)	5.7179	3/20/2043	439,842
2,160,955	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	2,101,574
477,584	Government National Mortgage Association 2013-120 GS (d)	4.8815	8/20/2043	491,711
628,505	Government National Mortgage Association 2013-148 DS (d)	5.2387	10/16/2043	107,476
2,849,413	Government National Mortgage Association 2013-186 SG (d)	5.8087	2/16/2043	473,127
1,876,419	Government National Mortgage Association 2013-188 MS (d)	5.1087	12/16/2043	300,392
3,782,416	Government National Mortgage Association 2014-5 SA (d)	5.1179	1/20/2044	519,575
3,915,091	Government National Mortgage Association 2014-58 SG (d)	5.1587	4/16/2044	572,849
3,746,626	Government National Mortgage Association 2014-76 SA (d)	5.1679	1/20/2040	514,865
1,360,465	Government National Mortgage Association 2014-95 CS (d)	5.8087	6/16/2044	253,397
3,177,033	Government National Mortgage Association 2014-145 CS (d)	5.1587	5/16/2044	466,101
2,191,411	Government National Mortgage Association 2014-156 PS (d)	5.8179	10/20/2044	353,647
				38,136,549
	WHOLE LOAN COLLATERAL SUPPORT CMO - 0.1%
249,680	American General Mortgage Loan Trust 2010-1 (c,d)	5.6500	3/25/2058	249,576
434,142	RALI Series 2006-QS10 Trust	6.5000	8/25/2036	360,225
				609,801
	WHOLE LOAN COLLATERAL - 15.8%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.4158	6/25/2035	458,570
337,307	Alternative Loan Trust 2004-28CB 1A1	5.5000	1/25/2035	338,116
1,402,392	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	1,186,961
3,521,959	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	2,966,108
2,361,518	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	2,015,295
2,496,361	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	2,022,136
407,611	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	309,679
3,480,188	Alternative Loan Trust 2007-J1 2A8	6.0000	3/25/2037	2,383,141
978,739	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	1,004,511
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)	0.8821	4/20/2035	3,733,393
335,267	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	311,524
1,934,393	Bank of America Funding 2007-1 Trust TA3B (f)	5.9426	1/25/2037	1,579,645
100,974	Bank of America Funding 2012-R4 Trust A (c,d)	0.6953	3/4/2039	100,526
887,239	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	785,095
2,773,434	BCAP LLC 2010-RR6 Trust 1716 (c,d)	6.0000	7/26/2036	2,233,018
4,324,965	BCAP LLC 2012-RR1 Trust 3A4 (c,d)	5.8929	10/26/2035	3,875,305
234,665	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	232,672
877,413	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)	2.7568	2/20/2035	871,082
809,197	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	760,803
3,474,857	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	3,059,843
883,385	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	803,047
80,812	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	80,210
1,929,175	Citigroup Mortgage Loan Trust 2011-12 1A2 (c,d)	3.6821	4/25/2036	1,490,092
454,540	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	453,244
260,227	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	231,475
1,540,531	Credit Suisse First Boston Mortgage Securities Corp. 5A12	5.5000	10/25/2035	1,320,623
1,899,178	CSMC 2015-RPL3 Trust A1 (c,f)	3.7500	12/25/2056	1,862,905
480,251	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	401,058
468,834	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	431,083
619,435	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	529,462
690,627	CSMC Series 2010-4R 3A17 (c,d)	6.0000	6/26/2037	646,832
1,000,000	CSMC Series 2011-5R 6A9 (c,d)	2.7360	11/27/2037	908,191
1,000,000	CSMC Series 2011-12R 3A5 (c,d)	2.4192	7/27/2036	910,399
590,227	CSMC Trust 2013-3R 1A1 (c,d)	1.5658	4/27/2035	550,403
341,591	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.4146	5/25/2035	279,922
2,015,118	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,811,323
187,691	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	191,543
660,322	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	2.7633	11/25/2035	616,454
1,553,822	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.0518	1/25/2036	1,388,141
941,857	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	886,686
590,485	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.6730	7/25/2035	550,321
3,281,763	HSI Asset Loan Obligation Trust 2007-AR1 (d)	2.8189	1/25/2037	2,460,929
1,133,134	Impac Secured Assets Trust 2006-5 1A1C (d)	0.7030	2/25/2037	719,434
2,078,077	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,828,252
88,190	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	86,930
1,314,946	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	1,060,105
3,658,245	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	3,114,588
42,171	JP Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	3.5000	7/26/2036	42,180
1,663,905	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,516,459
683,535	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	550,008
638,519	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	639,152
621,694	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	2.7489	4/25/2036	568,904
1,034,492	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	860,668
29,143	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	29,756
1,238,391	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)	2.8470	12/25/2035	1,040,730
280,521	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.2241	6/25/2036	229,896
1,542,542	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,398,891
1,025,676	Morgan Stanley Reremic Trust 2A (c,d)	0.6658	2/26/2037	964,008
1,736,928	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 11A1A (f)	5.9950	3/25/2047	1,241,483
149,777	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	151,229
369,377	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	321,959
479,151	RALI Series 2006-QA1 1A21 Trust (d)	3.9286	1/25/2036	379,819
797,529	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	649,649
2,464,982	RALI Series 2007-QH5 AI1 Trust (d)	0.6430	6/25/2037	1,822,711
603,224	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	509,008
1,396,679	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	1,415,720
517,148	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	386,959
406,700	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	347,855
642,863	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	527,136
760,773	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	515,273
562,561	Residential Asset Securitization Trust 2007-A3 1A1 (d)	0.8830	4/25/2037	270,900
73,377	Residential Asset Securitization Trust 2007-A3 1A2 (d)	43.0637	4/25/2037	175,562
2,807,934	Residential Asset Securitization Trust 2007-A8 1A1	6.0000	8/25/2037	2,332,657
41,561	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	41,643
309,551	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	272,561
550,185	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	498,912
217,425	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	197,163
2,137,390	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,963,172
989,788	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	890,591
345,739	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	312,414
918,489	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	800,639
2,075,147	Sequoia Mortgage Trust 2013-1 2A1 (d)	1.8550	2/25/2043	1,965,351
67,184	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.4000	6/25/2034	77,997
1,094,389	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (d)	2.5954	12/25/2035	996,147
1,381,589	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	1,225,601
1,987,948	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,654,171
1,001,926	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	876,547
687,355	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1	6.2500	7/25/2037	616,497
662,940	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	672,804
367,494	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4	6.0000	4/25/2037	358,217
349,558	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	346,499
172,405	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	175,868
				88,672,441
	COMMERCIAL MBS - 8.3%
700,000	BAMLL Re-REMIC Trust 2011-07C1 A3B (c)	5.3830	12/15/2016	707,184
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	50,171
250,000	Banc of America Commercial Mortgage Trust 2006-5 AM	5.4480	9/10/2047	252,814
650,000	Banc of America Commercial Mortgage Trust 2006-6 AM	5.3900	10/10/2045	658,129
150,000	Banc of America Commercial Mortgage Trust 2007-1 AMFX (d)	5.4820	1/15/2049	151,628
235,000	Banc of America Commercial Mortgage Trust 2007-1 AM (c)	5.4160	1/15/2049	237,404
665,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 AM (d)	5.5820	9/11/2041	671,277
685,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 AM (d)	5.7209	6/11/2040	705,352
194,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18 AM (d)	6.0840	6/11/2050	202,870
76,151	Boca Hotel Portfolio Trust 2013-BOCA A (c,d)	1.5862	8/15/2026	76,059
250,000	Boca Hotel Portfolio Trust 2013-BOCA D (c,d)	3.4862	8/15/2026	249,136
265,000	CD 2007-CD4 Commercial Mortgage Trust AMFX (d)	5.3660	12/11/2049	269,455
349,000	CD 2007-CD5 Mortgage Trust AJA (d)	6.1193	11/15/2044	358,995
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)	2.2862	12/15/2027	487,763
673,000	CGGS Commercial Mortgage Trust 2016-RND AFL (c,d)	2.1000	2/15/2033	673,844
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	6.0854	3/15/2049	49,967
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)	5.7047	12/10/2049	616,236
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1369	12/10/2049	632,603
947,608	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.1645	9/10/2045	72,486
4,669,860	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)	1.0886	10/10/2047	313,085
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)	4.4293	2/10/2048	93,164
1,049,459	Citigroup Commercial Mortgage Trust 2015-GC35 XA (d)	0.9111	11/10/2048	60,916
752,000	COBALT CMBS Commercial Mortgage Trust 2006-C1 AM	5.2540	8/15/2048	746,765
560,000	Colony Mortgage Capital Series 2015-FL3 Ltd. (c,d)	2.3905	9/5/2032	558,431
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.8695	6/10/2046	300,618
971,814	COMM 2012-LC4 Mortgage XA Trust (c,d)	2.3815	12/10/2044	88,268
3,681,912	COMM 2014-CCRE19 Mortgage Trust XA (d)	1.2885	8/10/2047	245,518
100,000	COMM 2014-CCRE20 Mortgage Trust 2014-CR20 C (d)	4.5070	11/10/2047	98,825
350,000	COMM 2014-KYO E Mortgage Trust (c,d )	2.7880	6/11/2027	342,548
960,000	COMM 2014-KYO F Mortgage Trust (c,d)	3.9380	6/11/2027	948,963
563,625	COMM 2014-UBS4 E Mortgage Trust (c)	3.7500	8/10/2047	353,906
644,150	COMM 2014-UBS4 F Mortgage Trust (c)	3.7500	8/10/2047	329,795
1,207,795	COMM 2014-UBS4 G Mortgage Trust (c)	3.7500	8/10/2047	338,521
5,000	COMM 2014-UBS4 V Mortgage Trust (c,d)	-	8/10/2047	-
107,700	COMM 2015-LC19 B Mortgage Trust (d)	3.8290	2/10/2048	109,071
88,000	COMM 2016-CCRE28 C Mortgage Trust (d)	4.6478	2/10/2049	86,188
1,000,000	COMM 2016-DC2 XA Mortgage Trust (d)	1.2400	2/10/2049	74,445
53,000	COMM 2016-DC2 C Mortgage Trust (d)	4.7980	2/10/2049	51,883
1,002,363	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.1044	10/15/2045	87,895
642,000	Commercial Mortgage Trust 2006-GG7 AM (d)	5.8919	7/10/2038	643,338
800,000	Commercial Mortgage Trust 2007-GG9 AM	5.4750	3/10/2039	812,046
105,200	Commercial Mortgage Trust 2007-GG9 AMFX	5.4750	3/10/2039	106,890
539,192	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)	6.0722	11/12/2043	556,504
577,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)	6.1430	6/15/2038	578,360
75,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM	5.3430	12/15/2039	75,901
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)	5.5867	1/15/2049	255,862
650,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AM (d)	5.9410	9/15/2039	649,510
504,379	Credit Suisse Commercial Mortgage Trust Series 2007-C5 A4 (d)	5.6950	9/15/2040	520,293
625,000	Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.5090	9/15/2039	630,313
1,988,757	CSAIL 2015-C1 Commercial Mortgage Trust XA (d)	0.9682	4/15/2050	118,188
684,000	CSMC Series 2009-RR2 IQB (c,d)	5.6945	4/16/2049	695,780
140,000	CSMC Trust 2015-SAND (c,d)	3.2862	8/15/2030	134,535
89,000	Fannie Mae-Aces A2 (d)	2.7020	2/25/2026	90,231
67,000	FHLMC Multifamily Structured Pass Through Certificates A2 (d)	3.3340	8/25/2025	72,309
87,000	FHLMC Multifamily Structured Pass Through Certificates A2	2.9950	12/25/2025	91,268
750,500	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (d)	5.6060	12/10/2049	751,031
773,000	GS Mortgage Securities Corp. Trust 2016-ICE2 A (c,d)	2.3681	2/15/2033	772,999
584,892	GS Mortgage Securities Trust 2007-GG10 A4 (d)	5.7936	8/10/2045	602,446
8,323,682	GS Mortgage Securities Trust 2015-GC28 XA (d)	1.1674	2/10/2048	559,026
1,397,256	GS Mortgage Securities Trust 2015-GS1 XA (d)	0.8439	11/10/2048	84,882
910,803	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 XA (d)	0.5338	5/15/2045	1,232
642,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	644,716
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)	5.9396	2/15/2051	762,035
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	1,014,063
575,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)	5.8782	2/12/2051	601,500
752,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (d)	5.7426	6/15/2049	743,595
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.0072	2/15/2051	1,460,289
583,568	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4	6.0680	2/12/2051	608,327
903,555	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(d)	1.8404	5/15/2045	63,504
2,251,578	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.0392	10/15/2045	179,677
732,777	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	1.7028	6/15/2045	45,889
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (c)	3.4289	6/10/2027	112,265
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)	1.6362	8/15/2027	595,253
740,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO C (c,d)	2.6862	1/15/2032	720,263
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	178,864
9,925,966	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)	1.0061	11/15/2047	572,400
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.4264	1/15/2048	112,229
941,967	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)	1.1794	1/15/2048	59,584
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)	3.8450	2/15/2048	91,169
1,211,521	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)	1.3849	2/15/2048	93,059
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (d)	4.6688	11/15/2048	90,141
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (d)	4.6187	12/15/2048	79,724
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)	4.9049	3/15/2049	77,466
685,000	LB Commercial Mortgage Trust 2007-C3 AM (d)	5.8971	7/15/2044	708,118
102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.8971	7/15/2044	106,102
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.3780	11/15/2038	253,461
1,900,162	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.6694	11/15/2038	6,283
1,583,468	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6694	11/15/2038	5,236
695,000	LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.4840	2/15/2040	693,580
465,000	LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.4550	2/15/2040	472,139
350,000	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)	5.4930	2/15/2040	355,497
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (d)	6.2387	9/15/2045	625,132
535,000	LMREC 2015-CRE1, Inc. A (c,d)	2.1815	2/22/2032	527,530
225,000	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)	5.7613	5/12/2039	221,134
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (d)	5.8375	6/12/2050	734,946
53,061	ML-CFC Commercial Mortgage Trust 2006-1 AJ (d)	5.7394	2/12/2039	53,013
425,000	ML-CFC Commercial Mortgage Trust 2006-4 AM	5.2040	12/12/2049	432,224
825,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	834,046
898,806	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.7448	8/15/2045	57,764
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	110,738
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C	4.4893	10/15/2047	122,847
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)	4.5289	10/15/2048	66,565
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (c)	3.0600	10/15/2048	68,522
237,245	Morgan Stanley Capital I, Inc. XLF J (c,d)	0.8570	7/15/2019	230,996
271,262	Morgan Stanley Capital I, Inc. XLFA D (c,d)	0.6262	10/15/2020	271,618
14,841	Morgan Stanley Capital I Trust 2005-TOP19 AJ (d)	4.9850	6/12/2047	14,834
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	98,267
674,200	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)	6.0543	12/12/2049	704,538
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.0503	12/12/2049	467,791
425,144	Morgan Stanley Capital I Trust 2011-C1 XA (c,d)	0.4755	9/15/2047	7,625
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c,d)	3.4381	8/14/2031	602,289
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC (c,d)	3.4362	8/15/2026	75,945
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)	5.7936	8/12/2045	510,942
1,021,371	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.0784	8/10/2049	91,270
70,242	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 AJ (d)	5.6580	3/15/2045	70,141
620,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25 AJ (d)	5.8956	5/15/2043	616,881
745,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	727,688
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	122,881
700,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM	5.3830	12/15/2043	712,607
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.6413	12/15/2043	284,100
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)	5.5910	4/15/2047	358,811
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030	6/15/2049	672,324
270,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (d)	5.9457	2/15/2051	265,976
835,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9457	2/15/2051	863,355
524,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AM (d)	5.8180	5/15/2046	545,904
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (c)	3.9380	8/15/2050	103,701
6,747,344	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)	1.4053	2/15/2048	558,982
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)	4.6120	11/15/2048	71,326
1,246,876	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)	1.1232	11/15/2048	96,272
1,057,891	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (d)	1.4047	4/15/2050	87,241
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 (d)	4.5389	9/15/2058	57,186
1,209	Wells Fargo Commercial Mortgage Trust 2015-NXS1 XA (d)	1.2042	5/15/2048	89
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)	4.4888	9/15/2057	90,800
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)	4.7207	1/15/2059	57,498
944,645	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.1548	8/15/2045	74,964
991,283	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.1568	11/15/2045	86,358
983,709	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)	1.1758	8/15/2047	64,884
5,585,071	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)	0.9797	11/15/2047	318,462
				46,500,557
	COMMERCIAL SERVICES - 0.3%
941,558	ENA Norte Trust	4.9500	4/25/2023	955,682
380,000	McGraw Hill Financial, Inc.	2.5000	8/15/2018	385,062
65,000	McGraw Hill Financial, Inc.	4.4000	2/15/2026	71,038
20,000	Service Corp. International	5.3750	1/15/2022	20,900
10,000	Team Health, Inc. (c)	7.2500	12/15/2023	10,700
				1,443,382
	COMPUTERS - 0.2%
140,000	Apple, Inc.	1.7000	2/22/2019	142,092
103,000	Apple, Inc.	4.6500	2/23/2046	112,440
483,000	Hewlett-Packard Co. (c)	2.8500	10/5/2018	491,111
115,000	Hewlett-Packard Co. (c)	3.6000	10/15/2020	119,582
5,000	Western Digital Corp. (c)	7.3750	4/1/2023	5,100
				870,325
	COSMETICS / PERSONAL CARE - 0.1%
350,000	Procter & Gamble Co.	1.6000	11/15/2018	354,984
30,000	Revlon Consumer Products Corp.	5.7500	2/15/2021	30,825
				385,809
	DISTRIBUTION / WHOLESALE - 0.0% ^
5,000	HD Supply, Inc. (c)	5.7500	4/15/2024	5,138
25,000	HD Supply, Inc.	7.5000	7/15/2020	26,531
				31,669
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
150,000	Air Lease Corp.	3.7500	2/1/2022	149,342
115,000	Ally Financial, Inc.	4.1250	3/30/2020	114,138
380,000	American Express Credit Corp.	1.8000	7/31/2018	381,645
295,000	American Express Credit Corp.	2.2500	8/15/2019	298,673
150,000	Bantrab Senior Trust	9.0000	11/14/2020	144,188
300,000	Cementos Progreso Trust	7.1250	11/6/2023	317,250
200,000	Fondo MIVIVIENDA SA	3.3750	4/2/2019	202,200
800,000	Fondo MIVIVIENDA SA	3.3750	4/2/2019	808,800
717,732	Guanay Finance Ltd.	6.0000	12/15/2020	694,406
492,836	Interoceanica IV Finance Ltd. **	-	11/30/2018	470,658
200,000	Magnesita Finance Ltd.	8.6250	Perpetual	115,000
195,000	National Rural Utilities Cooperative Finance Corp.	2.0000	1/27/2020	196,648
295,000	National Rural Utilities Cooperative Finance Corp.	2.3000	11/15/2019	301,400
511,212	Peru Enhanced Pass-Through Finance Ltd. **	-	5/31/2018	492,558
200,000	SUAM Finance BV	4.8750	4/17/2024	201,800
135,000	Synchrony Financial	3.0000	8/15/2019	137,140
600,000	Tanner Servicios Financieros SA	4.3750	3/13/2018	586,500
				5,612,346
	ELECTRIC - 0.8%
200,000	Abengoa Transmision Sur SA	6.8750	4/30/2043	204,500
200,000	AES El Salvador Trust II	6.7500	3/28/2023	155,000
175,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	228,202
400,000	Colbun SA	6.0000	1/21/2020	438,419
200,000	Comision Federal de Electricidad	4.8750	5/26/2021	210,750
380,000	Duke Energy Corp.	1.6250	8/15/2017	380,616
140,000	Duke Energy Progress LLC	4.1500	12/1/2044	147,023
600,000	Empresa de Energia de Bogota SA ESP	6.1250	11/10/2021	623,700
200,000	Empresas Publicas de Medellin ESP	7.6250	7/29/2019	226,500
200,000	Inkia Energy Ltd. (c)	8.3750	4/4/2021	199,000
200,000	Inkia Energy Ltd.	8.3750	4/4/2021	199,000
450,000	Israel Electric Corp Ltd. (d)	2.4991	1/17/2018	442,125
200,000	Israel Electric Corp Ltd.	5.6250	6/21/2018	212,438
193,648	Mexico Generadora de Energia S de rl	5.5000	12/6/2032	169,442
600,000	Southern Co.	2.4500	9/1/2018	609,595
				4,446,310
	ENGINEERING & CONSTRUCTION - 0.0% ^
200,000	Aeropuertos Dominicanos Siglo XXI SA	9.7500	11/13/2019	211,000
300,000	OAS Financial Ltd.* (c,g)	8.8750	Perpetual	360
20,000	SBA Communications Corp. Class A	5.6250	10/1/2019	20,875
				232,235
	ENTERTAINMENT - 0.0% ^
10,000	Regal Entertainment Group Class A	5.7500	3/15/2022	10,350
25,000	Scientific Games International, Inc. (c)	7.0000	1/1/2022	25,500
15,000	WMG Acquisition Corp. (c)	6.7500	4/15/2022	14,850
				50,700
	ENVIRONMENTAL CONTROL - 0.1%
120,000	Waste Management, Inc.	4.1000	3/1/2045	120,461
270,000	Waste Management, Inc.	6.1000	3/15/2018	294,930
				415,391
	FOOD - 0.7%
250,000	Corp. Azucarera del Peru SA	6.3750	8/2/2022	215,000
500,000	Cosan Overseas Ltd.	8.2500	Perpetual	420,000
390,000	General Mills, Inc.	2.2000	10/21/2019	396,554
200,000	JBS Investments GmbH	7.7500	10/28/2020	198,000
200,000	JBS Investments GmbH	7.7500	10/28/2020	198,000
30,000	JBS USA LLC / JBS USA Finance, Inc. (c)	5.7500	6/15/2025	26,250
95,000	Kraft Heinz Foods Co. (c)	1.6000	6/30/2017	95,306
420,000	Kraft Heinz Foods Co. (c)	2.0000	7/2/2018	423,886
265,000	Kroger Co.	2.2000	1/15/2017	266,985
145,000	Kroger Co.	3.4000	4/15/2022	153,480
200,000	Marfrig Holdings Europe BV (c)	6.8750	6/24/2019	190,250
400,000	Marfrig Holdings Europe BV	6.8750	6/24/2019	380,500
500,000	Minerva Luxembourg SA (d)	8.7500	Perpetual	466,875
200,000	Pesquera Exalmar SAA (c)	7.3750	1/31/2020	140,000
200,000	Pesquera Exalmar SAA	7.3750	1/31/2020	140,000
10,000	Pilgrim's Pride Corp. (c)	5.7500	3/15/2025	10,038
15,000	Post Holdings, Inc.	7.3750	2/15/2022	15,863
10,000	TreeHouse Foods, Inc. (c)	6.0000	2/15/2024	10,600
275,000	Tyson Foods, Inc.	3.9500	8/15/2024	293,166
				4,040,753
	FOREIGN GOVERNMENT - 0.6%
1,400,000	Colombia Government International Bond	4.3750	7/12/2021	1,459,500
400,000	Instituto Costarricense de Electricidad	6.9500	11/10/2021	399,000
256,000	Mexico Government International Bond	4.0000	10/2/2023	268,160
1,000,000	Nacional Financiera SNC	3.3750	11/5/2020	1,007,500
				3,134,160
	FOREST PRODUCTS & PAPER - 0.3%
125,000	Celulosa Arauco y Constitucion SA	5.0000	1/21/2021	133,513
200,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	226,890
290,000	Georgia-Pacific LLC (c)	3.6000	3/1/2025	300,007
800,000	Inversiones CMPC SA	4.7500	1/19/2018	826,058
				1,486,468
	GAS - 0.0% ^
241,727	Fermaca Enterprises S de RL de CV	6.3750	3/30/2038	227,828
100,000	National Gas Co. of Trinidad & Tobago Ltd.	6.0500	1/15/2036	101,375
				329,203
	HAND / MACHINE TOOLS - 0.0% ^
30,000	Milacron LLC/Mcron Finance Corp. (c)	7.7500	2/15/2021	27,600

	HEALTHCARE - PRODUCTS - 0.3%
16,000	Alere, Inc.	6.5000	6/15/2020	16,304
85,000	Covidien International Finance SA	2.9500	6/15/2023	87,663
325,000	Covidien International Finance SA	6.0000	10/15/2017	348,706
185,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	186,020
215,000	Thermo Fisher Scientific, Inc.	3.3000	2/15/2022	219,164
505,000	Zimmer Biomet Holdings, Inc.	1.4500	4/1/2017	504,831
15,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	15,210
				1,377,898
	HEALTHCARE - SERVICES - 0.2%
20,000	Anthem, Inc.	1.8750	1/15/2018	20,063
482,000	Anthem, Inc.	2.3000	7/15/2018	487,484
35,000	Centene Escrow Corp. (c)	5.6250	2/15/2021	36,488
10,000	HCA, Inc.	5.3750	2/1/2025	10,109
25,000	HCA, Inc.	5.8750	2/15/2026	25,750
505,000	Laboratory Corp. of America Holdings	2.5000	11/1/2018	509,287
165,000	Laboratory Corp. of America Holdings	4.7000	2/1/2045	161,686
25,000	Select Medical Corp.	6.3750	6/1/2021	23,625
30,000	Tenet Healthcare Corp.	6.7500	6/15/2023	28,725
				1,303,217
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
5,000	Argos Merger Sub, Inc. (c)	7.1250	3/15/2023	5,315
650,000	Hutchison Whampoa International 12 Ltd. (d)	6.0000	Perpetual	671,450
543,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	541,173
				1,217,938
	HOME BUILDERS - 0.0% ^
5,000	WCI Communities, Inc.	6.8750	8/15/2021	4,963

	HOME EQUITY ABS - 0.8%
577,216	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	579,152
3,417,877	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	1,742,478
265,327	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	227,353
316,705	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	1.1380	3/25/2035	315,756
2,506,030	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)	0.5130	2/25/2037	1,752,092
				4,616,831
	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
20,000	Spectrum Brands. Inc. (c)	5.7500	7/15/2025	21,250
5,000	Spectrum Brands. Inc. (c)	5.7500	7/15/2025	5,313
				26,563
	HOUSEWARES - 0.0% ^
340,000	Newell Rubbermaid, Inc.	2.6000	3/29/2019	344,944
35,000	Newell Rubbermaid, Inc.	3.1500	4/1/2021	35,953
				380,897
	INSURANCE - 0.2%
280,000	Berkshire Hathaway Finance Corp.	1.6000	5/15/2017	282,388
115,000	Berkshire Hathaway Finance Corp.	1.7000	3/15/2019	116,596
215,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	250,903
375,000	Metropolitan Life Global Funding I (c)	1.5000	1/10/2018	375,522
140,000	TIAA Asset Management Finance Co. LLC (c)	2.9500	11/1/2019	142,081
				1,167,490
	INTERNET - 0.2%
400,000	Alibaba Group Holdings Ltd. (c)	3.6000	11/28/2024	403,386
365,000	Amazon.com, Inc.	2.6000	12/5/2019	379,722
75,000	Amazon.com, Inc.	3.8000	12/5/2024	82,173
				865,281
	INVESTMENT COMPANIES - 0.1%
700,000	GrupoSura Finance SA	5.7000	5/18/2021	724,150

	IRON / STEEL - 0.0% ^
200,000	Gerdau Trade, Inc.	5.7500	1/30/2021	178,500
40,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	36,350
				214,850
	LEISURE TIME - 0.0% ^
25,000	NCL Corp. Ltd. (c)	5.2500	11/15/2019	25,500
15,000	Sabre GLBL, Inc. (c)	5.2500	11/15/2023	15,261
15,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	14,175
				54,936
	LODGING - 0.0% ^
15,000	Station Casinos LLC	7.5000	3/1/2021	15,881

	MACHINERY - CONSTRUCTION & MINING - 0.1%
355,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	357,839
25,000	Terex Corp.	6.0000	5/15/2021	24,188
				382,027
	MACHINERY - DIVERSIFIED - 0.1%
355,000	John Deere Capital Corp.	1.6000	7/13/2018	357,842

	MEDIA - 0.3%
45,000	21st Century Fox America, Inc.	4.7500	9/15/2044	46,582
5,000	CCO Holdings, LLC. / CCO Holdings Capital Corp. (c)	5.1250	5/1/2023	5,088
35,000	CCO Holdings, LLC. / CCO Holdings Capital Corp.	5.2500	9/30/2022	36,050
35,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)	6.3750	9/15/2020	34,650
150,000	Comcast Corp.	4.4000	8/15/2035	162,512
245,000	Comcast Corp.	6.5000	1/15/2017	255,616
10,000	CSC Holdings LLC	5.2500	6/1/2024	8,913
200,000	Globo Comunicacao e Participacoes S.A. (f)	5.3070	5/11/2022	197,800
15,000	Gray Television, Inc.	7.5000	10/1/2020	15,825
25,000	Sinclair Television Group Inc. (c)	5.6250	8/1/2024	25,125
31,000	TEGNA, Inc. (c)	4.8750	9/15/2021	31,930
405,000	Thomson Reuters Corp.	1.3000	2/23/2017	404,277
65,000	Time Warner, Inc.	3.6000	7/15/2025	66,719
35,000	Tribune Media Co. (c)	5.8750	7/15/2022	34,194
400,000	TV Azteca SAB de CV	7.6250	9/18/2020	234,000
250,000	VTR Finance BV	6.8750	1/15/2024	243,750
				1,803,031
	MINING - 0.5%
500,000	Cia Minera Ares SAC	7.7500	1/23/2021	492,500
500,000	Corp Nacional del Cobre de Chile	3.8750	11/3/2021	511,519
600,000	Freeport-McMoRan, Inc.	2.3750	3/15/2018	531,000
200,000	Freeport-McMoRan, Inc.	5.4500	3/15/2043	122,500
750,000	Southern Copper Corp.	3.5000	11/8/2022	722,497
150,000	Southern Copper Corp.	6.7500	4/16/2040	145,750
200,000	Vedanta Resources PLC	6.0000	1/31/2019	135,250
300,000	Vedanta Resources PLC (c)	7.1250	5/31/2023	165,000
100,000	Volcan Cia Minera SAA	5.3750	2/2/2022	76,125
				2,902,141
	MISCELLANEOUS MANUFACTURING - 0.0% ^
40,000	Gates Global LLC / Gates Global Co. (c)	6.0000	7/15/2022	34,200

	MULTI - NATIONAL - 0.2%
300,000	Banco Latinoamericano de Comercio Exterior SA (c)	3.2500	5/7/2020	298,500
900,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	895,500
				1,194,000
	MUNICIPAL - 0.9%
5,300,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	3,643,750
80,000	New York State Dormitory Authority	5.0000	3/15/2033	95,657
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	426,769
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	759,375
70,000	State of California	5.0000	8/1/2033	83,959
				5,009,510
	OFFICE / BUSINESS EQUIPMENT - 0.1%
500,000	Xerox Corp.	2.9500	3/15/2017	503,005

	OIL & GAS - 1.0%
130,000	Apache Corp.	4.7500	4/15/2043	116,691
360,000	BP Capital Markets PLC	1.6740	2/13/2018	360,433
145,000	BP Capital Markets PLC	3.0620	3/17/2022	147,776
238,000	Chevron Corp.	1.3650	3/2/2018	238,848
157,000	Chevron Corp.	1.7900	11/16/2018	158,895
385,000	ConocoPhillips Co.	1.0500	12/15/2017	379,430
300,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	299,520
800,000	Delek & Avner Tamar Bond Ltd. (c)	4.4350	12/30/2020	804,000
250,000	Ecopetrol SA	5.8750	5/28/2045	196,800
10,000	Energy XXI Gulf Coast, Inc.	7.5000	12/15/2021	325
20,000	Energy XXI Gulf Coast, Inc.	9.2500	12/15/2017	750
254,000	Energy XXI Gulf Coast, Inc. (c)	11.0000	3/15/2020	35,560
75,000	EOG Resources, Inc.	4.1500	1/15/2026	77,989
25,000	EPL Oil & Gas, Inc.	8.2500	2/15/2018	1,250
40,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.8750	8/1/2022	10,800
35,000	Occidental Petroleum Corp.	3.4000	4/15/2026	35,334
750,000	ONGC Videsh Ltd.	3.2500	7/15/2019	760,523
200,000	ONGC Videsh Ltd.	4.6250	7/15/2024	209,554
250,000	Pacific Exploration and Production Corp. (c)	5.1250	3/28/2023	42,500
150,000	Pacific Exploration and Production Corp.	5.1250	3/28/2023	25,500
200,000	Pacific Exploration and Production Corp. (c)	5.3750	1/26/2019	34,000
350,000	Pacific Exploration and Production Corp.	5.3750	1/26/2019	59,500
50,000	Petroleos Mexicanos (d)	2.6396	7/18/2018	48,750
300,000	Petroleos Mexicanos	5.5000	1/21/2021	311,250
270,000	Petroleos Mexicanos (c)	5.6250	1/23/2046	226,908
5,000	Phillips 66	4.8750	11/15/2044	5,009
75,000	Phillips 66	5.8750	5/1/2042	81,495
10,000	Sanchez Energy Corp.	6.1250	1/15/2023	5,400
380,000	SandRidge Energy, Inc. (c)	8.7500	6/1/2020	92,150
500,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	502,084
25,000	Ultra Petroleum Corp. (c)	5.7500	12/15/2018	1,750
				5,270,774
	OIL & GAS SERVICES - 0.0% ^
65,000	Schlumberger Holdings Corp. (c)	2.3500	12/21/2018	65,426
	OTHER ABS - 11.9%
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)	2.0711	7/28/2026	746,890
500,000	Anchorage Capital CLO 5 Ltd. (c,d)	2.2220	10/15/2026	495,994
800,000	Apidos CDO V 2007-5A B (c,d)	1.3220	4/15/2021	762,460
1,365,000	Apidos CLO XVI 2013-16A A1 (c,d)	2.0696	1/19/2025	1,355,998
250,000	Apidos CLO XVIII 2014-18A C (c,d)	4.2713	7/22/2026	223,819
250,000	Apidos CLO XVIII 2014-18A D (c,d)	5.8213	7/22/2026	207,194
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c,d)	5.4362	9/15/2025	549,558
1,054,016	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)	0.8396	4/16/2021	1,029,725
326,605	Ares XII CLO Ltd. 2007-12A A (c,d)	1.2591	11/25/2020	322,030
752,889	Ares XXX CLO Ltd. 2014-30A A2 (c,d)	1.4738	4/20/2023	744,327
371,226	Atrium V 5A A2A (c,d)	0.8382	7/20/2020	369,836
458,300	Babson CLO, Inc. 2007- 1A A2A (c,d)	0.8346	1/18/2021	456,698
83,327	Babson CLO, Inc. 2007- 1X A2A (c,d)	0.5302	1/18/2021	83,036
250,000	Babson CLO Ltd. 2013-IA A (c,d)	1.7238	4/20/2025	247,144
250,000	Baker Street Funding CLO 2005-1A B (c,d)	1.0839	12/15/2018	245,825
3,755,008	Bayview Opportunity Master Fund IIIa RPL Trust 2015-1 A (c,f)	3.8441	1/28/2030	3,761,745
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)	3.7720	7/15/2026	246,618
190,219	BlackRock Senior Income Series IV 2006-4A A(c,d)	0.8638	4/20/2019	189,648
207,176	Blue Elephant Loan Trust 2015-1 A (c)	3.1200	12/15/2022	206,938
700,000	Blue Elephant Loan Trust 2015-1 B (c)	5.5600	12/15/2022	702,142
500,000	BlueMountain CLO 2012-1A Ltd. A (c,d)	1.9438	7/20/2023	498,392
1,000,000	BlueMountain CLO 2012-2A Ltd. A1 (c,d)	2.0382	11/20/2024	996,321
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)	2.1020	10/15/2026	998,226
500,000	BlueMountain CLO Ltd. 2014-4A B1 (c,d)	3.0356	11/30/2026	500,520
3,500,000	BlueMountain CLO Ltd. 2015-3 Ltd. (c,d)	1.8129	10/20/2027	3,465,945
78,862	Bluemountain CLO III Ltd. 2007-SA A1B (c,d)	0.8920	3/17/2021	78,024
1,077,382	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)	0.8786	10/23/2021	1,058,014
250,000	Canyon Capital CLO 2012-1A C (c,d)	3.4220	1/15/2024	237,302
2,730,000	Carlyle Global Market Strategies CLO 2012-2 Ltd. (c,d)	1.9196	7/20/2023	2,720,436
935,000	Carlyle Global Market Strategies CLO 2012-4 Ltd. (c,d)	2.0138	1/20/2025	931,188
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (c,d)	2.1538	4/20/2027	995,648
256,508	Carlyle High Yield Partners IX Ltd. 2006-9A A1 (c,d)	0.8724	8/1/2021	252,984
148,793	Carlyle High Yield Partners VIII Ltd. 2006-8A A2A (c,d)	0.8582	5/21/2021	147,309
1,085,333	Carlyle High Yield Partners X Ltd. 2007-10A A1 (c,d)	0.8446	4/19/2022	1,053,510
942,280	Carlyle High Yield Partners X Ltd. 2007-10A A2A (c,d)	0.8346	4/19/2022	921,693
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)	2.1713	4/22/2027	990,058
288,507	CENT CDO XI Ltd. 2006-11A A1 (c,d)	0.8786	4/25/2019	285,090
500,000	CENT CLO 19 Ltd. 2013-19A A1A (c,d)	1.9481	10/29/2025	490,345
22,958	CIFC Funding 2007-I Ltd (c,d)	0.8810	5/10/2021	22,728
509,311	Citi Held For Asset Issuance 2015-PM1 (c)	1.8500	12/15/2021	508,831
2,407,792	Citicorp Residential Mortgage Trust Series 2007-2 (f)	5.4413	6/25/2037	2,492,099
1,067,357	Citigroup Mortgage Loan Trust 2007-WFHE2 (d)	0.6130	3/25/2037	1,043,119
485,176	Consumer Credit Origination Loan Trust 2015-1 A (c)	2.8200	3/15/2021	488,416
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)	5.2100	3/15/2021	1,945,904
120,906	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.3819	4/25/2036	122,352
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)	3.8238	1/20/2027	250,511
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)	4.1738	1/20/2027	225,842
500,000	Dryden XVI-Leveraged Loan CDO 2006-16A A2 (c,d)	1.0038	10/20/2020	490,155
926,123	Eaton Vance CDO VIII Ltd. 2006-8A A (c,d)	0.8682	8/15/2022	902,595
1,000,000	Eaton Vance CDO VIII Ltd. 2006-8A B (c,d)	1.2682	8/15/2022	927,044
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)	3.3720	7/15/2025	234,905
626,378	Flagship CLO V (c,d)	0.8534	9/20/2019	622,150
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	3.9196	7/17/2026	201,880
173,420	Four Corners CLO III Ltd. 2006-3A A (c,d)	0.8713	7/22/2020	172,409
487,010	Galaxy XI CLO Ltd. 2011-11A A (c,d)	1.9082	8/20/2022	485,492
900,000	Galaxy XVIII CLO Ltd. 2014-18A A (c,d)	2.0920	10/15/2026	884,762
200,000	GNL QUINTERO SA	4.6340	7/31/2029	200,500
216,313	Golden Knight CDO Ltd./Golden Knight CDO Corp. (c,d)	0.8620	4/15/2019	215,935
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)	3.3156	8/1/2025	211,995
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)	4.4156	8/1/2025	199,684
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)	2.1496	4/18/2026	294,392
383,473	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A2 (d)	0.5430	11/25/2036	379,554
81,760	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)	0.5430	5/25/2037	80,765
524,013	KKR Financial CLO 2007-1A A (c,d)	0.9682	5/15/2021	521,540
307,177	LCM IX LP (c,d)	1.8236	7/14/2022	305,876
250,000	LCM XII LP 12A A (c,d)	4.3211	10/19/2022	233,686
250,000	LCM XV LP 15A C (c,d)	3.7291	8/25/2024	245,424
750,000	LCM XVI LP 16A A (c,d)	2.1220	7/15/2026	747,754
1,000,000	Madison Park Funding X Ltd. (c,d)	1.9938	1/20/2025	996,479
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)	3.9696	1/19/2025	223,713
39,106	Mountain Captial Clo VI Ltd. 2007-6A A (c,d)	0.8536	4/25/2019	38,916
360,856	Mountain View CLO II Ltd. 2006-2A A1 (c,d)	0.8711	1/12/2021	357,127
68,594	MT Wilson Clo II Ltd. 2007-2A A1 (c,d)	0.8469	7/11/2020	68,447
110,420	Nautique Funding Ltd. 2006-1A A1A (c,d)	0.8720	4/15/2020	109,294
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	1.7531	6/2/2025	244,222
379,439	NYLIM Flatiron CLO 2006-1A A1 Ltd. (c,d)	0.8602	8/8/2020	376,489
1,000,000	NYLIM Flatiron CLO 2006-1A Ltd. A2B (c,d)	0.9402	8/8/2020	983,942
230,546	OCP CLO Ltd. 2012-2A A2 (c,d)	2.0982	11/22/2023	230,445
1,000,000	OneMain Financial Issuance Trust 2014-1 (c)	2.4300	6/18/2024	997,488
303,697	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	1.8012	11/4/2038	288,512
146,807	Pacifica CDO VI Corp. 2006-6A A1A (c,d)	0.8582	8/15/2021	145,433
416,432	Prospect Park CDO Ltd. 2006-1A A (c,d)	0.8720	7/15/2020	413,801
482,623	RAMP Series 2006-RS4 A3 Trust (d)	0.6030	7/25/2036	468,492
343,974	Saturn CLO Ltd. 2007-1A A1 (c,d)	0.8432	5/13/2022	341,582
3,185,702	SpringCastle America Funding LLC (c)	2.7000	5/25/2023	3,172,581
63,149	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)	5.0000	3/25/2035	63,113
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)	3.7696	1/17/2025	250,418
1,000,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	2.1020	7/15/2026	995,536
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	2.7220	7/15/2026	245,968
1,192,346	Veritas CLO II Ltd. (c,d)	0.8669	7/11/2021	1,192,045
2,727,084	VOLT XXII LLC (c,f)	3.5000	2/25/2055	2,711,012
4,185,063	VOLT XXX LLC (c,f)	3.6250	10/25/2057	4,122,539
928,442	Voya CLO 2012-1 Ltd. (c,d)	1.8324	3/14/2022	926,126
776,995	Wasatch Ltd. 06-1A Cl A1B (c,d)	0.8582	11/14/2022	743,113
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)	2.1238	4/20/2026	491,138
277,506	Westwood CDO Ltd. 2006-1X A1	0.5655	3/25/2021	273,180
220,029	Westwood CDO II Ltd. 2007-2A A1 (c,d)	0.8386	4/25/2022	215,909
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	2.1186	7/25/2026	244,956
				67,158,945
	PACKAGING & CONTAINERS - 0.0% ^
15,000	Berry Plastics Corp.	5.5000	5/15/2022	15,450
25,000	Plastipak Holdings, Inc. (c)	6.5000	10/1/2021	24,375
125,000	Reynolds Group Issuer, Inc.	8.2500	2/15/2021	128,125
				167,950
	PHARMACEUTICALS - 0.4%
365,000	AbbVie, Inc.	1.8000	5/14/2018	367,451
149,000	AbbVie, Inc.	4.7000	5/14/2045	158,442
146,000	Actavis Funding SCS	2.3500	3/12/2018	147,723
145,000	AstraZeneca PLC	2.3750	11/16/2020	147,932
410,000	Cardinal Health, Inc.	1.9500	6/15/2018	411,916
115,000	Eli Lilly & Co	3.7000	3/1/2045	117,027
60,000	Express Scripts Holding Co.	2.2500	6/15/2019	60,436
300,000	Express Scripts Holding Co.	2.6500	2/15/2017	303,918
80,000	Express Scripts Holding Co.	4.5000	2/25/2026	82,829
372,000	McKesson Corp.	1.2920	3/10/2017	372,676
15,000	Quintiles Transnational Corp. (c)	4.8750	5/15/2023	15,389
167,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	167,928
15,000	Vizient, Inc. (c)	10.3750	3/1/2024	16,088
				2,369,755
	PIPELINES - 0.4%
145,000	Energy Transfer Partners LP	4.7500	1/15/2026	131,769
20,000	Energy Transfer Partners LP	5.2000	2/1/2022	18,978
90,000	Enterprise Products Operating LLC	3.7000	2/15/2026	88,275
335,000	Kinder Morgan Energy Partners LP	6.0000	2/1/2017	344,901
145,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	145,044
20,000	MPLX LP (c)	5.5000	2/15/2023	19,361
500,000	Oleoducto Central SA	4.0000	5/7/2021	474,375
157,530	Ras Laffan Liquefied Natural Gas Co Ltd II	5.2980	9/30/2020	167,769
300,000	Transportadora de Gas Internacional SA ESP (c)	5.7000	3/20/2022	304,050
700,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	709,450
				2,403,972
	REITS - 0.2%
130,000	Boston Properties LP	4.1250	5/15/2021	139,306
318,000	Boston Properties LP	5.8750	10/15/2019	355,662
15,000	Equinix, Inc.	5.8750	1/15/2026	15,818
35,000	ESH Hospitality, Inc. (c)	5.2500	5/1/2025	34,038
280,000	Simon Property Group LP	2.1500	9/15/2017	283,010
55,000	Simon Property Group LP	2.2000	2/1/2019	55,829
145,000	Simon Property Group LP	3.3000	1/15/2026	150,480
				1,034,143
	RETAIL - 0.2%
10,000	Asbury Automotive Group, Inc.	6.0000	12/15/2024	10,100
341,000	CVS Health Corp.	1.9000	7/20/2018	345,976
5,000	Dollar Tree, Inc. (c)	5.7500	3/1/2023	5,300
245,000	Home Depot, Inc.	2.0000	6/15/2019	251,429
100,000	Home Depot, Inc.	3.0000	4/1/2026	104,977
55,000	Home Depot, Inc.	3.3500	9/15/2025	59,599
20,000	Rite Aid Corp. (c)	6.1250	4/1/2023	21,200
20,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	20,925
135,000	Wal-Mart Stores, Inc.	4.3000	4/22/2044	150,960
				970,466
	SEMICONDUCTOR - 0.0% ^
4,000	Microsemi Corp. (c)	9.1250	4/15/2023	4,390

	SOFTWARE - 0.2%
25,000	Activision Blizzard, Inc. (c)	5.6250	9/15/2021	26,281
30,000	Ensemble S Merger Sub Inc. (c)	9.0000	9/30/2023	29,400
105,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020	108,520
15,000	First Data Corp. (c)	5.7500	1/15/2024	14,999
10,000	First Data Corp. (c)	7.0000	12/1/2023	10,100
30,000	Infor US, Inc. (c)	6.5000	5/15/2022	27,450
135,000	Microsoft Corp.	4.4500	11/3/2045	149,737
455,000	Oracle Corp.	2.2500	10/8/2019	469,405
195,000	Oracle Corp.	2.3750	1/15/2019	202,144
165,000	Oracle Corp.	4.1250	5/15/2045	168,577
15,000	Solera LLC / Solera Finance, Inc. (c)	10.5000	3/1/2024	15,075
				1,221,688
	STUDENT LOAN ABS - 0.2%
1,091,638	Access Group, Inc. 2007-A B (d)	1.1791	2/25/2037	934,539

	TELECOMMUNICATIONS - 0.8%
390,000	AT&T, Inc.	2.3000	3/11/2019	398,190
150,000	AT&T, Inc.	3.4000	5/15/2025	150,351
200,000	Bharti Airtel Ltd.	4.3750	6/10/2025	197,761
525,000	British Telecommunications PLC	5.9500	1/15/2018	566,131
530,000	Cisco Systems, Inc.	1.6500	6/15/2018	537,469
25,000	CommScope, Inc. (c)	5.0000	6/15/2021	25,188
200,000	Digicel Group Ltd.	7.1250	4/1/2022	155,480
400,000	Digicel Ltd.	7.0000	2/15/2020	365,000
15,000	Frontier Communications Corp. (c)	10.5000	9/15/2022	15,375
25,000	Intelsat Jackson Holdings SA	5.5000	8/1/2023	15,062
5,000	Intelsat Jackson Holdings SA (c)	8.0000	2/15/2024	5,150
25,000	Level 3 Communications, Inc.	5.7500	12/1/2022	25,812
800,000	Ooredoo Tamweel Ltd.	3.0390	12/3/2018	815,200
496,000	Orange SA	2.7500	2/6/2019	511,230
200,000	Sixsigma Networks Mexico SA de CV (c)	8.2500	11/7/2021	188,500
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	392,000
305,000	Verizon Communications, Inc.	4.4000	11/1/2034	308,339
				4,672,238
	TRANSPORTATION - 0.1%
25,000	Air Medical Merger Sub Corp. (c)	6.3750	5/15/2023	23,562
150,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	162,543
155,000	FedEx Corp.	4.7500	11/15/2045	164,041
15,000	OPE KAG Finance Sub, Inc. (c)	7.8750	7/31/2023	14,962
				365,108
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
271,192	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	292,657
904,518	Fannie Mae Pool AS4281 (e)	3.0000	1/1/2035	944,065
1,593,644	Fannie Mae Pool AS4360 (e)	3.0000	1/1/2035	1,663,450
954,347	Fannie Mae Pool AS4645 (e)	3.0000	3/1/2045	979,675
100,851	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	105,948
1,377,176	Freddie Mac Gold Pool G08622 (e)	3.0000	1/1/2045	1,411,241
306,416	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	338,575
				5,735,611
	TREASURY SECURITIES - 7.7%
1,250,941	United States Treasury Inflation Indexed Bonds	0.1250	4/15/2019	1,277,932
2,410,000	United States Treasury Note	0.5000	3/31/2017	2,407,175
2,860,000	United States Treasury Note	0.5000	6/30/2016	2,861,338
3,450,000	United States Treasury Note	0.7500	4/15/2018	3,448,786
2,150,000	United States Treasury Note	0.8750	7/15/2017	2,148,539
4,950,000	United States Treasury Note	0.8750	7/15/2018	4,923,541
3,200,000	United States Treasury Note	1.0000	9/15/2017	3,213,750
4,400,000	United States Treasury Note	1.0000	9/15/2018	4,415,499
55,000	United States Treasury Note	1.0000	11/30/2019	54,325
390,000	United States Treasury Note	1.0000	5/15/2018	391,828
980,000	United States Treasury Note	1.7500	3/31/2022	997,495
155,000	United States Treasury Note	1.8750	11/30/2021	159,208
2,270,000	United States Treasury Note	2.0000	11/30/2020	2,351,488
1,720,000	United States Treasury Note	2.0000	2/15/2025	1,756,751
2,030,000	United States Treasury Note	2.2500	3/31/2021	2,128,329
1,710,000	United States Treasury Note	2.2500	11/15/2024	1,782,808
90,000	United States Treasury Note	2.3750	8/15/2024	94,781
1,750,000	United States Treasury Note	2.5000	5/15/2024	1,861,017
2,185,000	United States Treasury Note	2.7500	11/15/2042	2,252,685
1,340,000	United States Treasury Note	3.0000	11/15/2044	1,445,997
3,150,000	United States Treasury Note	3.1250	1/31/2017	3,215,092
				43,188,364

	TOTAL BONDS & NOTES (Cost - $391,852,336)			386,772,236
	SHORT-TERM INVESTMENTS - 12.3%
	U.S. TREASURY BILLS - 12.3%
8,000,000	United States Treasury Bill+ (a)	0.1900	4/28/2016	7,998,829
28,000,000	United States Treasury Bill+ (a)	0.3100	7/21/2016	27,973,283
11,000,000	United States Treasury Bill+ (a)	0.4300	1/5/2017	10,964,195
16,500,000	United States Treasury Bill+ (a)	0.4700	11/10/2016	16,452,853
6,000,000	United States Treasury Bill+ (a)	0.5100	2/2/2017	5,974,161
	TOTAL SHORT-TERM INVESTMENTS (Cost - $69,363,321)			69,363,321

	TOTAL INVESTMENTS - 91.0% (Cost - $504,589,195) (h)			$ 511,429,155
	OTHER ASSETS LESS LIABILITIES - 9.0%			50,851,831
	TOTAL NET ASSETS - 100.0%			$ 562,280,986

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Non-Income bearing.
^	Represents a percentage less than 0.05%
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
+	Held as collateral for the swap contract.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at March 31, 2016.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $98,044,575 or 17.44% of net assets.
(d)	Variable rate security; the rate shown represents the rate at March 31, 2016.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2016.
(g)	Security in default.
(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $514,502,787 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 20,144,794
		Unrealized Depreciation:		(23,218,426)
		Net Unrealized Depreciation:		$ (3,073,632)

TOTAL RETURN SWAP CONTRACTS (a)
	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
Barclays Bank PLC SWAP	$ 69,721,749	LIBOR + 1.20%	11/9/2016	Barclays Bank, Plc	$ 702,482

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares	INVESTMENTS - 87.7%			Value
	EXCHANGE TRADED FUNDS - 56.6%
	DEBT FUNDS - 36.4%
35,696	iShares iBoxx $ High Yield Corporate Bond ETF			$ 2,916,006
107,866	iShares iBoxx $ Investment Grade Corporate Bond ETF			12,816,638
2,153	iShares TIPS Bond ETF			246,820
				15,979,464
	EQUITY FUNDS - 20.2%
77,758	Consumer Staples Select Sector SPDR Fund			4,125,062
22,665	Health Care Select Sector SPDR Fund			1,536,234
20,433	Industrial Select Sector SPDR Fund			1,133,418
5,296	Technology Select Sector SPDR Fund			234,931
36,555	Utilities Select Sector SPDR Fund			1,813,859
				8,843,504

	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,337,961)			24,822,968

	UNAFFILIATED TRADING COMPANIES ^ - 5.7%
4,350	Denali Global Discretionary Program - Class Denali* (a,b)			543,156
2,158	QMS Diversified Global Macro - Class QMS* (a,b)			591,716
7,680	Three Rock Global Macro Program - Class Three Rock* (a,b)			736,023
7,571	Willowbridge xPraxis Futures Program - Class Willowbridge* (a,b)			620,252
	TOTAL UNAFFILIATEDTRADING COMPANIES (Cost - $2,616,325)			2,491,147

Principal
Amount ($)	STRUCTURED NOTE - 7.2%		Maturity
$ 26,000	Barclays Bank PLC Linked Note (a) * ^
	(Cost - $2,600,000)		1/28/2017	3,167,153
		Yield (c)
	LONG-TERM BONDS & NOTES - 1.4%
600,000	Federal Home Loan Bank (Cost - $599,983)	0.2500	4/20/2016	600,029

	SHORT-TERM INVESTMENTS - 16.8%
	CERTIFICATES OF DEPOSIT - 1.1%
220,000	Banco Del Estado De Chile	0.3900	4/15/2016	220,000
260,000	Sumitomo Mitsui Trust Bank, Ltd.	0.4150	4/22/2016	260,000
				480,000
	COMMERCIAL PAPER - 2.5%
360,000	DCAT, LLC	0.5010	4/8/2016	359,965
450,000	Toyota Motor Credit Corporation	0.3100	4/18/2016	449,934
300,000	Working Capital Management Co. LP	0.4510	4/8/2016	299,974
				1,109,873
	DISCOUNT AGENCY NOTE - 5.7%
505,000	Federal Farm Credit Discount Notes	0.1500	4/1/2016	505,000
500,000	Federal Home Loan Bank Discount Notes	0.5010	8/19/2016	499,028
1,000,000	Federal Home Loan Bank Discount Notes	0.6020	8/9/2016	997,833
500,000	Freddie Mac Discount Notes	0.4560	8/12/2016	499,159
				2,501,020
	U.S. TREASURY BILLS - 7.5%
1,500,000	US Treasury Bill (a) **	0.1900	4/28/2016	1,499,781
700,000	US Treasury Bill (a) **	0.2400	5/26/2016	699,743
1,100,000	US Treasury Bill (a) **	0.3300	7/21/2016	1,098,889
				3,298,413

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $7,389,306)			7,389,306

	TOTAL INVESTMENTS - 87.7% (Cost - $37,543,575) (d)			$ 38,470,603
	OTHER ASSETS LESS LIABILITIES - 12.3%			5,385,060
	TOTAL NET ASSETS - 100.0%			$ 43,855,663

ETF	Exchange Traded Fund
^	Global Macro Strategies Ltd.
*	Non-Income producing.
**	Held as collateral for the swap contract.
(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at March 31, 2016.
(c)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,834,493 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 1,052,700
	Unrealized Depreciation:			(1,416,590)
	Net Unrealized Depreciation:			$ (363,890)

	LONG FUTURES CONTRACTS

Contracts	Issue	Expiration	Notional Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
1	Gasoline RBOB (a)	May-16	60,761	(1,424)
6	Lean Hogs (a)	April-16	164,040	(4,192)
5	Live Cattle (a)	April-16	265,850	(5,505)
7	Natural Gas Future (a)	May-16	137,130	2,017
2	Copper Future (a)	May-16	109,150	(1,575)
13	Corn Future (a)	May-16	228,475	(11,797)
1	NY Harbor ULSD Futures (a)	April-16	49,791	(449)
44	Russell Mini Future	June-16	4,882,240	157,414
58	S&P 500 E-mini Future	June-16	5,949,350	118,082
8	Soybean Future (a)	May-16	364,300	4,079
25	US 10 Year Future	June-16	3,259,766	36,924
5	US 5YR Note (CBT) Future	June-16	605,820	4,427
5	US Long Bond Future	June-16	822,188	8,479
4	World Sugar #11 (a)	May-16	68,768	(1,258)
	TOTAL UNREALZED APPRECIATION ON LONG FUTURES CONTRACTS			$ 305,222

TOTAL RETURN SWAP CONTRACTS (a)

Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Appreciation
Barclays Bank PLC SWAP	$ 4,079,677	LIBOR+1.20%	11/9/2016	Barclays Bank Plc.	$ (56,216)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	INVESTMENTS - 93.8%
	UNAFFILIATED TRADING COMPANIES - 4.2%
20,227	Abraham Diversified Program Class* (a,b)			$ 2,195,495
10,726	Capital Discus Program Class CFM DTP* (a,b)			949,896
29,185	Lynx Trading Program Class* (a,b)			2,128,994
12,717	Quantitative Global Program Class* (a,b)			1,539,072
7,701	Winton Diversified Program Class* (a,b)			2,615,353
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $10,145,371)			9,428,810
Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.8%
$ 64,000	Barclays Bank PLC Linked Note (a)*		1/28/2017	13,057,839
	TOTAL STRUCTURED NOTE (Cost - $6,400,000)

	SHORT-TERM INVESTMENTS - 83.8%
	BONDS - 3.5%	Yield (c)
8,000,000	Federal Home Loan Bank (Cost - $7,999,778)	0.2500	4/20/2016	8,000,384

	CERTIFICATES OF DEPOSIT - 9.1%
5,000,000	Banco del Estado de Chile	0.3900	4/15/2016	5,000,000
5,400,000	The Norinchukin Bank	0.4000	4/8/2016	5,400,000
5,000,000	Sumitomo Mitsui Trust Bank Ltd.	0.4150	4/22/2016	5,000,000
5,000,000	Sumitomo Mitsui Trust Bank Ltd.	0.4000	4/22/2016	5,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $20,400,000)			20,400,000

	COMMERCIAL PAPER - 11.1%
5,450,000	Apple, Inc.	0.3200	4/12/2016	5,449,467
3,700,000	DCAT, LLC	0.5010	4/8/2016	3,699,640
5,400,000	Gotham Funding Corporation	0.4510	4/8/2016	5,399,528
5,000,000	Toyota Motor Credit Corporation	0.3100	4/18/2016	4,999,268
5,400,000	Working Capital Management Co. LP	0.4510	4/8/2016	5,399,527
	TOTAL COMMERCIAL PAPER (Cost - $24,947,430)			24,947,430

	DISCOUNT AGENCY NOTES - 45.0%
5,502,000	Federal Farm Credit Banks	0.1500	4/1/2016	5,502,000
10,000,000	Federal Home Loan Bank	0.1920	4/12/2016	9,998,976
5,000,000	Federal Home Loan Bank	0.1940	4/13/2016	4,999,550
13,000,000	Federal Home Loan Bank	0.2000	4/20/2016	12,998,094
10,000,000	Federal Home Loan Bank	0.2010	4/22/2016	9,997,667
15,700,000	Federal Home Loan Bank	0.2020	4/26/2016	15,695,748
6,000,000	Federal Home Loan Bank	0.2030	4/27/2016	5,998,267
5,000,000	Federal Home Loan Bank	0.2540	5/11/2016	4,997,844
5,000,000	Federal Home Loan Bank	0.3970	8/9/2016	4,989,167
4,000,000	Federal Home Loan Bank	0.3980	8/19/2016	3,992,222
10,000,000	Federal Home Loan Bank	0.4180	9/16/2016	9,976,667
4,000,000	Freddie Mac Discount Notes	0.3980	8/12/2016	3,993,276
8,000,000	Freddie Mac Discount Notes	0.4190	9/23/2016	7,983,083
	TOTAL DISCOUNT AGENCY NOTES (Cost - $101,122,561)			101,122,561

	U.S. TREASURIES - 15.1%
6,000,000	U.S. Treasury Bills (a) **	0.5500	9/1/2016	5,986,184
6,500,000	U.S. Treasury Bills (a) **	0.1900	4/28/2016	6,499,049
4,500,000	U.S. Treasury Bills (a) **	0.4800	10/13/2016	4,488,544
5,500,000	U.S. Treasury Bills (a) **	0.4700	11/10/2016	5,484,328
3,000,000	U.S. Treasury Bills (a) **	0.4300	1/5/2017	2,990,235
8,500,000	U.S. Treasury Bills (a) **	0.5200	2/2/2017	8,463,011
	TOTAL U.S. TREASURIES (Cost - $33,911,351)			33,911,351

	TOTAL SHORT-TERM INVESTMENTS (Cost - $188,381,120)			188,381,726

	TOTAL INVESTMENTS - 93.8% (Cost - $204,926,491) (d)			$ 210,868,375
	OTHER ASSETS LESS LIABILITIES - 6.2%			13,837,232
	TOTAL NET ASSETS - 100.0%			$ 224,705,607

*	Non-Income bearing.
**	Held as collateral for total return swap contracts.
(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at March 31, 2016.
(c)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $206,522,548 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 5,128,277
		Unrealized Depreciation:		(782,450)
		Net Unrealized Appreciation:		$ 4,345,827

TOTAL RETURN SWAPS CONTRACTS (a)

Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Appreciation
Barclays Bank PLC Swap	$ 28,431,342	LIBOR + 1.20%	11/19/2016	Barclays Bank Plc.	$ 225,930

Altegris Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 28,286,885	$ -	$ 28,286,885
Structured Note	-	27,006,713	-	27,006,713
Bonds & Notes	-	386,772,236	-	386,772,236
U.S. Treasury Bills	-	69,363,321	-	69,363,321
Swaps	-	702,482	-	702,482
Total Investments	$ -	$ 512,131,637	$ -	$ 512,131,637

Macro Strategy
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 24,822,968	$ -	$ -	$ 24,822,968
Unaffiliated Trading Companies		$ 2,491,147	-	$ 2,491,147
Structured Note	-	3,167,153	-	3,167,153
Bonds & Notes	-	600,029	-	600,029
Certificates of Deposit	-	480,000	-	480,000
Commercial Paper	-	1,109,873	-	1,109,873
Discount Agency Notes	-	2,501,020	-	2,501,020
U.S. Government Treasury Bills	-	3,298,413	-	3,298,413
Derivatives
Futures Contracts	305,222	-	-	305,222
Total Investments	$ 25,128,190	$ 13,647,635	$ -	$ 38,775,825
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$ -	$ 56,216	$ -	$ 56,216
Total Liabilities	$ -	$ 56,216	$ -	$ 56,216

Managed Futures
Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 9,428,810	$ -	$ 9,428,810
Structured Note	-	13,057,839	-	13,057,839
Bonds & Notes	-	8,000,384	-	8,000,384
Certificates of Deposit	-	20,400,000	-	20,400,000
Commercial Paper	-	24,947,430	-	24,947,430
Discount Agency Notes	-	101,122,561	-	101,122,561
U.S. Government Treasury Bills	-	33,911,351	-	33,911,351
Derivatives
Swaps	-	225,930	-	225,930
Total Investments	$ -	$ 211,094,305	$ -	$ 211,094,305

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Macro Strategy Fund with AGMS Fund Limited (“AGMS”) and Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGMS, AMFS and AFES, collectively the “CFCs’”, as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more "managed futures" programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:
CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)
AGMS	Global Macro Strategy Limited (“GMSL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES, AGMS, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at December 31, 2015, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in the CFC's are follows:

	Inception Date of AFES	AFES Net Assets at March 31, 2016	% of Total Net Assets at March 31,2 016

AFES	October 31, 2011	$ 128,950,325	22.93%

	Inception Date of AGMS	AGMS Net Assets at March 31, 2016	% of Total Net Assets at March 31, 2016

AGMS	April 13, 2011	$ 10,038,386	22.89%

	Inception Date of AMFS	AMFS Net Assets at March 31, 2016	% of Fund Net Assets at March 31, 2016
AMFS	September 1, 2010	$52,793,912	23.49%

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Swap Agreements - The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of March 31, 2016:

Futures Evolution Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ 702,482

Macro Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ (56,216)

Long Futures Contracts	Commodity	$ (20,104)
Long Futures Contracts	Equity	275,496
Long Futures Contracts	Interest Rate	49,830
	Total:	$ 305,222

Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ 225,930

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/27/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/27/2016